Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R 28,884	R 28,618
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,502	5,051
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,475	7,385
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R 487	R 453